SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of fixed assets (Details)	Jun. 30, 2026
Buildings and leasehold improvement
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	50 years
Building fixtures, facilities, furniture, and landscaping | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	4 years
Building fixtures, facilities, furniture, and landscaping | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	10 years
Office equipment and fixtures | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	3 years
Office equipment and fixtures | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	5 years
Vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	4 years
Vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of property and equipment	5 years